FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured and recorded at fair value on a recurring basis

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of June 30, 2026:

	Level I	Level II	Level III	Total
Assets
Investment in equity securities	$33,726,399	$—	$—	$33,726,399
Total assets	$33,726,399	$—	$—	$33,726,399
Liabilities
Derivative liabilities	$—	$—	$273,702	$273,702
3(a)(10) Settlement Agreement	—	—	3,668,000	3,668,000
Contingent consideration*	—	—	330,226	330,226
Convertible debt	—	—	6,189,849	6,189,849
Total liabilities	$—	$—	$10,461,777	$10,461,777
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to approximately $206,000 and RJZ settlement amounting to approximately $1,024,000 which are not included in the table above as these are not fair valued.

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration*	—	—	330,226	330,226
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$9,519,918	$9,519,918
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to approximately $417,000 and RJZ settlement amounting to approximately $1,024,000 which are not included in the table above as these are not fair valued.

The following table sets forth by level, within the fair value hierarchy, the Company’s assets and liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2025:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$—	$—
Total assets	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$234,389	$234,389
3(a)(10) Settlement Agreement	—	—	3,634,000	3,634,000
Contingent consideration	—	—	1,771,390	1,771,390
Convertible debt	—	—	5,321,303	5,321,303
Total liabilities	$—	$—	$10,961,082	$10,961,082

The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities, including financial liabilities for which the Company has elected the fair value option, measured and recorded at fair value on a recurring basis as of December 31, 2024:

	Level I	Level II	Level III	Total
Assets
Forward purchase agreement	$—	$—	$1,471,000	$1,471,000
Total assets	$—	$—	$1,471,000	$1,471,000
Liabilities
Derivative liabilities	$—	$—	$4,229,478	$4,229,478
Contingent consideration	—	—	434,174	434,174
Convertible debt	—	—	8,542,323	8,542,323
Total liabilities	$—	$—	$13,205,975	$13,205,975

Schedule of reconciliation of assets and liabilities measured at fair value using Level 3 inputs

	Forward Purchase Agreement	Derivative liabilities	3(a)(10) Settlement Agreement	Contingent consideration (1)	Convertible debt
Balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
Cash payment/(receipt)	—	—	—	—	1,023,187
Issuances	—	—	—	—	(3,292,400)
Commitment shares issued	—	—	—	—	178,485
Settlement through issuance of Company’s common stock	—	—	—	—	1,841,593
Loss on issuance of financial instruments	—	—	—	—	(72,600)
Change in fair value	—	(39,313)	(34,000)	—	(546,811)
Ending balance, June 30, 2026	$—	$(273,702)	$(3,668,000)	$(330,226)	$(6,189,849)
(1)	Contingent Consideration also includes current portion of crystallized contingent consideration amounting to approximately $206,000 and RJZ settlement amounting to approximately $1,024,000 which are not included in the table above as these are not fair valued.

	Forward		3(a)(10)
	Purchase	Derivative	Settlement	Contingent	Convertible
	Agreement	liabilities	Agreement	consideration	debt
Balance, December 31, 2024	$1,471,000	$(4,229,478)	$—	$(434,174)	$(8,542,323)
Cash payment/(receipt)	(500,000)	—	—	—	637,500
Issuances	—	—	(11,624,000)	—	(8,762,250)
Settlement through issuance of Company’s common stock and other adjustment **	—	4,360,247	8,711,829	—	11,276,082
Gain on extinguishment of debt and vendor payable	—	—	—	—	2,261,222
Loss on issuance of financial instruments	—	—	—	—	(45,250)
Additional RJZ settlement amount*	—	—	—	—	—
Reclass from level 3	—	—	—	215,612	—
Change in fair value	(971,000)	(365,158)	(721,829)	(111,664)	(2,146,284)
Ending balance, December 31, 2025	$—	$(234,389)	$(3,634,000)	$(330,226)	$(5,321,303)
*

Contingent Consideration also includes current portion of crystallized contingent consideration amounting to $417,163 and RJZ settlement amounting to $1,024,001 which are not included in the table above as these are not fair valued.

**

Other adjustment consist of $3,630,000 related to convertible debt liabilities transferred to 3(a)(10) and settlement of derivative liabilities of Libertas amounting to $2,648,508 by way of extinguishment (refer Note 11).

Schedule of carrying value and fair value for the convertible notes payable for which the Company elected the fair value option

	June 30, 2026		December 31, 2025
	Carrying Value	Fair Value	Carrying Value	Fair Value
2025 Convertible Notes	$1,963,754	$2,030,796	$3,212,250	3,778,303
2026 Convertible Notes	3,712,000	3,318,053	—	—
SEPA Convertible Note	606,443	841,000	1,386,975	1,543,000
	$6,282,197	$6,189,849	$4,599,225	$5,321,303

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
2024 Convertible Notes	$—	$—	$2,440,000	$2,547,209
2025 Convertible Notes	3,212,250	3,778,303	—	—
Assumed 2024 Note	—	—	3,630,000	3,630,000
SEPA Convertible Note*	1,386,975	1,543,000	2,500,000	2,365,114
	$4,599,225	$5,321,303	$8,570,000	$8,542,323

* SEPA convertible note includes the SEPA option derivative liability of $65,114 as on December 31, 2024.

Convertible Notes 2026 and 2025
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

	June 30, 2026	December 31, 2025
Discount rate	39.20 - 201.40%	20.0 - 65.0%
Probability of redemption at maturity Scenario	50.0 - 95.0%	30.0 - 100.0%
Probability of voluntary conversion scenario/event of default scenarios	5.0 - 50.0%	0.0 - 70.0%
Remaining term for conversion at maturity scenario/event of default scenarios	0.02 - 0.80 years	0.01 - 0.52 years
Remaining term for voluntary conversion scenario	0.02 - 0.75 years	0.01 - 0.52 years

SEPA Convertible Note
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

Assumptions	June 30, 2026	December 31, 2025
Valuation technique	Discounted cash flow of scheduled installment payments	Discounted cash flow of scheduled installment payments
Outstanding balance	$600,000	1,386,975
Bi-weekly payment amount	250,000	250,000
Expected IPO / settlement date	August 10, 2026	March 31, 2026
Discount rate	18.0%	15.0%
Fair value of outstanding balance	$593,646	1,368,000
Termination fee (payable in Common Stock at IPO price)	$167,849	175,000
Fair value of SEPA (post-termination)	$—	—
Total fair value of Pre-Paid Advance Obligation	$971,000	1,543,000

December 31, 2024
Remaining term	0.97 years
Volatility	88.0%
Risk-free rate	4.3%
Drift term	4.2%
Conversion price for payments to be made through issuance of Company’s common stock	$13.12
Payments to be made through issuance of shares of Company’s common stock	11.1%
Payments to be made in cash	88.9%

3(a)(10) Settlement Agreement
FAIR VALUE MEASUREMENTS
Schedule of fair value measurements

Input	Value
Stock price as of valuation date	$8.64
Equity volatility	87.0%
Risk-free rate	4%
Expected term	0.46 year
Drift term	3.9%

Input	Value
Stock price as of valuation date	$13.12
Equity volatility	80.0%
Risk-free rate	3.6%
Expected term	0.63 year
Drift term	3.5%

January 28, 2025
Price per share of Company’s common stock	$34.88
Equity volatility	88.0%
Remaining term	0.63 year
Risk-fee rate	4.2%
Drift term	4.10%